UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Havens Advisors
Address: 600 Lexington Avenue, 29th Floor
         New York, New York  10022

13F File Number:  028-10727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy Havens-Hasty
Title:     President
Phone:     212-355-0050

Signature, Place, and Date of Signing:

 Nancy Havens-Hasty     New York, NY     July 26, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $166,438 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107     3444    41000 SH       SOLE                        0    41000        0
AMGEN INC                      COM              031162100      822    11276 SH       SOLE                        0    11276        0
AMYLIN PHARMACEUTICALS INC     COM              032346108     4061   144000 SH       SOLE                        0   144000        0
ARIBA INC                      COM NEW          04033V203     4028    90000 SH       SOLE                        0    90000        0
CATALYST HEALTH SOLUTIONS INC  COM              14888B103     6193    66275 SH       SOLE                        0    66275        0
CEMEX SAB DE CV                NOTE 4.875 3/1   151290AV5     3562  4000000 PRN      SOLE                        0  4000000        0
COLLECTIVE BRANDS INC          COM              19421W100     4218   196928 SH       SOLE                        0   196928        0
COOPER INDUSTRIES PLC          SHS              G24140108    10500   154000 SH       SOLE                        0   154000        0
CUMULUS MEDIA INC              CL A             231082108     1370   455000 SH       SOLE                        0   455000        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     8177   101000 SH       SOLE                        0   101000        0
ELSTER GROUP SE                SPON ADR         290348101     3045   150000 SH       SOLE                        0   150000        0
GEN-PROBE INC NEW              COM              36866T103    12741   155000 SH       SOLE                        0   155000        0
GOODRICH CORP                  COM              382388106    11484    90500 SH       SOLE                        0    90500        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     2090    47353 SH       SOLE                        0    47353        0
HUMAN GENOME SCIENCES INC      COM              444903108      657    50000 SH  CALL SOLE                        0    50000        0
HUMAN GENOME SCIENCES INC      COM              444903108     4674   356000 SH       SOLE                        0   356000        0
INTERLINE BRANDS INC           COM              458743101     4914   196000 SH       SOLE                        0   196000        0
JUNIPER NETWORKS INC           COM              48203R104     1373    84190 SH       SOLE                        0    84190        0
LEUCADIA NATL CORP             COM              527288104     2589   121734 SH       SOLE                        0   121734        0
LIFEPOINT HOSPITALS INC        COM              53219L109      126     3070 SH       SOLE                        0     3070        0
NORTEK INC                     COM NEW          656559309     2652    53000 SH       SOLE                        0    53000        0
PFIZER INC                     COM              717081103     1537    66842 SH       SOLE                        0    66842        0
PILGRIMS PRIDE CORP NEW        COM              72147K108     1244   174000 SH       SOLE                        0   174000        0
PROGRESS ENERGY                COM              743263105    24489   407000 SH       SOLE                        0   407000        0
QUEST SOFTWARE INC             COM              74834T103    21136   760000 SH       SOLE                        0   760000        0
SANOFI                         RIGHT 12/31/2020 80105N113     2499  1772600 SH       SOLE                        0  1772600        0
SOLUTIA INC                    COM NEW          834376501     3675   131000 SH       SOLE                        0   131000        0
SUNOCO INC                     COM              86764P109    10051   211600 SH       SOLE                        0   211600        0
SUREWEST COMMUNICATIONS        COM              868733106     3856   173110 SH       SOLE                        0   173110        0
TELLABS INC                    COM              879664100      136    40966 SH       SOLE                        0    40966        0
US CONCRETE INC                COM NEW          90333L201     1921   384118 SH       SOLE                        0   384118        0
WESTERN UN CO                  COM              959802109     2659   157883 SH       SOLE                        0   157883        0
YAHOO INC                      COM              984332106      515    32520 SH       SOLE                        0    32520        0